Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	1,129,052,763.13	44,850
Yield Supplement Overcollateralization Amount 08/31/24	92,596,732.94	0
Receivables Balance 08/31/24	1,221,649,496.07	44,850
Principal Payments	39,037,862.41	1,266
Defaulted Receivables	488,326.17	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	88,573,949.16	0
Pool Balance at 09/30/24	1,093,549,358.33	43,573

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.06%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	8,363,051.78	263
Past Due 61-90 days	1,872,964.02	74
Past Due 91-120 days	581,823.21	15
Past Due 121+ days	0.00	0
Total	10,817,839.01	352

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	273,683.54
Aggregate Net Losses/(Gains) - September 2024	214,642.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.21%
Prior Net Losses/(Gains) Ratio	0.17%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	9,841,944.22
Actual Overcollateralization	9,841,944.22
Weighted Average Contract Rate	6.70%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	59.98

Flow of Funds	$ Amount
Collections	46,146,646.96
Investment Earnings on Cash Accounts	27,748.20
Servicing Fee	(1,018,041.25)
Transfer to Collection Account	-
Available Funds	45,156,353.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,336,482.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,181,929.93
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,841,944.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,421,255.69

Total Distributions of Available Funds	45,156,353.91

Servicing Fee	1,018,041.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	1,118,891,288.26
Principal Paid	35,183,874.15
Note Balance @ 10/15/24	1,083,707,414.11

Class A-1
Note Balance @ 09/16/24	133,841,288.26
Principal Paid	35,183,874.15
Note Balance @ 10/15/24	98,657,414.11
Note Factor @ 10/15/24	43.7505162%

Class A-2a
Note Balance @ 09/16/24	200,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	200,000,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-2b
Note Balance @ 09/16/24	266,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	266,000,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-3
Note Balance @ 09/16/24	403,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	403,000,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	61,570,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	61,570,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	36,320,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	36,320,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	18,160,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	18,160,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,551,224.07
Total Principal Paid	35,183,874.15
Total Paid	39,735,098.22

Class A-1
Coupon	5.36900%
Interest Paid	578,867.29
Principal Paid	35,183,874.15
Total Paid to A-1 Holders	35,762,741.44

Class A-2a
Coupon	4.78000%
Interest Paid	796,666.67
Principal Paid	0.00
Total Paid to A-2a Holders	796,666.67

Class A-2b
SOFR Rate	5.34207%
Coupon	5.81207%
Interest Paid	1,245,397.44
Principal Paid	0.00
Total Paid to A-2b Holders	1,245,397.44

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.7596333
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0643709
Total Distribution Amount	32.8240042

A-1 Interest Distribution Amount	2.5670390
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	156.0260494
Total A-1 Distribution Amount	158.5930884

A-2a Interest Distribution Amount	3.9833334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.9833334

A-2b Interest Distribution Amount	4.6819453
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.6819453

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	204.13
Noteholders' Third Priority Principal Distributable Amount	516.14
Noteholders' Principal Distributable Amount	279.73

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	3,026,385.22
Investment Earnings	12,524.77
Investment Earnings Paid	(12,524.77)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22